Property and Equipment (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($) $ / Boe	Jun. 30, 2014 USD ($) $ / Boe	Jun. 30, 2015 USD ($) $ / Boe	Jun. 30, 2014 USD ($) $ / Boe	Dec. 31, 2014 USD ($) $ / Boe	Dec. 31, 2013 USD ($) $ / Boe	Dec. 31, 2012 USD ($) $ / Boe
Property and Equipment
Proved properties	$ 3,527,182		$ 3,527,182		$ 3,398,146	$ 2,817,062
Unevaluated properties	31,778		31,778		44,535	243,599
Other property and equipment	14,734		14,734		13,454	11,113
Less accumulated depreciation, depletion, amortization and impairment	(2,119,458)		(2,119,458)		(1,333,019)	(976,880)
Net property and equipment	$ 1,454,236		$ 1,454,236		2,123,116	2,094,894
Other information
Capitalized qualifying share-based compensation expense					2,200	1,400
Other Property and Equipment
Other information
Depreciation expense					3,100	2,200	$ 500
Oil and Gas Properties
Other information
Depletion expense related to oil and gas properties					$ 266,800	$ 248,200	$ 125,100
Depletion expense (per Boe) | $ / Boe	17.63	24.22	18.18	24.76	22.75	28.42	34.17
Depreciation expense	$ 896	$ 751	$ 1,719	$ 1,448
Costs capitalized to unevaluated properties					$ 12,400	$ 32,200	$ 11,200
Internal cost capitalized	2,613	3,325	4,915	6,449	12,400	8,400	1,500
Capitalized qualifying share-based compensation expense	$ 400	$ 600	$ 900	$ 1,200	$ 2,200	$ 1,400	$ 200